Cover	Oct. 21, 2025
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 21, 2025
Registrant Name	Northpointe Bancshares, Inc.
Entity Incorporation, State or Country Code	MI
Entity File Number	001-42517
Entity Tax Identification Number	38-3413392
Entity Address, Address Line One	3333 Deposit Drive Northeast
Entity Address, City or Town	Grand Rapids
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	49546
City Area Code	616
Local Phone Number	940‑9400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	NPB
Amendment Flag	false
Central Index Key	0001336706
NASDAQ - ALL MARKETS
Document Information [Line Items]
Security Exchange Name	NYSE